UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value

Common Stock - 94.5%
Communications - 3.8%
268,525	America Movil SAB de CV, ADR	$4,766,319
25,569	Cisco Systems, Inc.	859,885
219,738	Telefonica SA, ADR	2,370,973
125	The Walt Disney Co.	12,321
37,860	Twenty-First Century Fox, Inc., Class A	998,747
11,845	Viacom, Inc., Class B	329,765
		9,338,010
Consumer Discretionary - 5.6%
27,700	Arcos Dorados Holdings, Inc., Class A (a)	278,385
8,000	Becle SAB de CV (a)	13,600
54,160	Comcast Corp., Class A	2,084,077
9,990	CVS Health Corp.	812,387
114,077	Discovery Communications, Inc., Class A (a)	2,428,699
4,641	Discovery Communications, Inc., Class C (a)	94,027
16,250	General Motors Co.	656,175
38,712	H&R Block, Inc.	1,025,094
200,905	Lincoln Educational Services Corp. (a)	502,262
18,550	Lowe's Cos., Inc.	1,482,887
6,656	McDonald's Corp.	1,042,862
310	Red Robin Gourmet Burgers, Inc. (a)	20,770
3,250	Sally Beauty Holdings, Inc. (a)	63,635
1,176	The Andersons, Inc.	40,278
4,725	The Home Depot, Inc.	772,821
22,335	Vitamin Shoppe, Inc. (a)	119,492
20,150	Wal-Mart Stores, Inc.	1,574,521
7,050	Yum China Holdings, Inc. (a)	281,789
7,050	Yum! Brands, Inc.	518,950
		13,812,711
Consumer Staples - 20.8%
62,500	Altria Group, Inc.	3,963,750
30,200	British American Tobacco PLC, ADR	1,885,990
3,651	Cal-Maine Foods, Inc. (a)	150,056
13,200	Coca-Cola HBC AG, ADR (a)	445,368
18,490	Conagra Brands, Inc.	623,853
8,785	Diageo PLC, ADR	1,160,762
23,850	Dr. Pepper Snapple Group, Inc.	2,110,010
18,600	Kelly Services, Inc., Class A	466,674
15,378	Lamb Weston Holdings, Inc.	721,074
50,327	Molson Coors Brewing Co., Class B	4,108,696
35,300	Monster Beverage Corp. (a)	1,950,325
77,020	PepsiCo, Inc.	8,582,339
83,220	Philip Morris International, Inc.	9,238,252
249,090	Tesco PLC, ADR (a)	1,893,084
62,300	The Coca-Cola Co.	2,804,123
2,845	The J.M. Smucker Co.	298,526
203,368	The Kroger Co.	4,079,562
23,525	The Procter & Gamble Co.	2,140,305
1,307	The Western Union Co.	25,094
80,550	Unilever NV, ADR	4,755,672
		51,403,515
Energy - 3.8%
144,810	BP PLC, ADR	5,565,049
10,130	Chevron Corp.	1,190,275
15,600	ConocoPhillips	780,780
7,800	Phillips 66	714,558
15,340	Valero Energy Corp.	1,180,106
		9,430,768
Financials - 21.1%
44,370	Aflac, Inc.	3,611,274
43,390	American International Group, Inc.	2,663,712
1,280	Ameriprise Financial, Inc.	190,093
213,649	Bank of America Corp.	5,413,866
16,415	Berkshire Hathaway, Inc., Class B (a)	3,009,198
69,374	Central Pacific Financial Corp.	2,232,455
25,975	Citigroup, Inc.	1,889,422
5,616	Colliers International Group, Inc.	279,115
132,268	Credit Suisse Group AG, ADR	2,089,834
5,616	FirstService Corp.	369,589
71,368	Franklin Resources, Inc.	3,176,590
16,500	Legg Mason, Inc.	648,615
4,525	Marsh & McLennan Cos., Inc.	379,240
51,550	Mastercard, Inc., Class A	7,278,860
1,100	PayPal Holdings, Inc. (a)	70,433
195,050	The Bank of New York Mellon Corp.	10,341,551
27,418	The Travelers Cos., Inc.	3,359,253
7,350	U.S. Bancorp	393,887
15,249	Unum Group	779,681
31,600	Visa, Inc., Class A	3,325,584
20,000	Waddell & Reed Financial, Inc., Class A	401,400
1,775	Wells Fargo & Co.	97,891
		52,001,543
Health Care - 24.1%
51,551	Abbott Laboratories	2,750,761
2,900	Alkermes PLC (a)	147,436
4,885	Allergan PLC	1,001,181
175	Amgen, Inc.	32,629
18,981	Anthem, Inc.	3,604,112
16,200	Becton Dickinson and Co.	3,174,390
13,940	Biogen, Inc. (a)	4,364,893
7,765	Bioverativ, Inc. (a)	443,148
55,424	Express Scripts Holding Co. (a)	3,509,448
1,780	Gilead Sciences, Inc.	144,216
26,000	GlaxoSmithKline PLC, ADR	1,055,600
58,240	Johnson & Johnson	7,571,782
95,003	Medtronic PLC	7,388,383
102,059	Merck & Co., Inc.	6,534,838
12,082	Pfizer, Inc.	431,327
25,337	Quest Diagnostics, Inc.	2,372,557
1,303	Shire PLC, ADR	199,541
8,000	Synergy Pharmaceuticals, Inc. (a)	23,200
47,523	UnitedHealth Group, Inc.	9,307,380
47,400	Zimmer Biomet Holdings, Inc.	5,550,066
		59,606,888
Industrials - 4.1%
625	AGCO Corp.	46,106
175,141	Corning, Inc.	5,240,219
88,671	Manitex International, Inc. (a)	796,266
12,500	Raytheon Co.	2,332,250
8,575	Textainer Group Holdings, Ltd. (a)	147,061
2,350	The Boeing Co.	597,394
8,515	United Parcel Service, Inc., Class B	1,022,566
		10,181,862
Information Technology - 6.2%
43,910	Cerner Corp. (a)	3,131,661
16,675	Cognizant Technology Solutions Corp., Class A	1,209,605
95,147	Microsoft Corp.	7,087,500
82,320	Oracle Corp.	3,980,172
		15,408,938
Materials - 4.4%
14,225	Celanese Corp., Class A	1,483,241
85,626	DowDuPont, Inc.	5,927,888
26,505	LyondellBasell Industries NV, Class A	2,625,320
32,055	The Mosaic Co.	692,067
		10,728,516
Telecommunications - 0.4%
27,775	CenturyLink, Inc.	524,948
7,335	Verizon Communications, Inc.	363,009
		887,957
Transportation - 0.2%
2,550	Delta Air Lines, Inc.	122,961
3,160	Union Pacific Corp.	366,465
		489,426

Total Common Stock (Cost $133,673,649)	233,290,134

Fixed Income Securities - 1.6%

Principal	Security Description	Rate	Value

Corporate Non-Convertible Bonds - 0.4%
Financials - 0.4%
$500,000	Citigroup, Inc. (callable at 100 beginning 05/15/23) (b)(c)	5.35%	519,775
500,000	Fifth Third Bancorp (callable at 100 beginning 06/30/23)(b)(c)	5.10	513,750
			1,033,525
Total Corporate Non-Convertible Bonds (Cost $998,757)			1,033,525

			Maturity
U.S. Treasury Securities - 1.2%
1,000,000	U.S. Treasury Bill(d)	0.96	10/19/17	999,570
2,000,000	U.S. Treasury Bill(d)	0.93	10/26/17	1,998,750
				2,998,320

Total U.S. Treasury Securities (Cost $2,998,277)	2,998,320
Total Fixed Income Securities (Cost $3,997,034)	4,031,845
Total Investments - 96.1% (Cost $137,670,683)	$237,321,979
Other Assets & Liabilities, Net – 3.9%	9,646,004
Net Assets – 100.0%	$246,967,983

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2017.
(c)	Perpetual maturity security.
(d)	Rate presented is yield to maturity.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Communications	$9,338,010	$-	$-	$9,338,010
Consumer Discretionary	13,812,711	-	-	13,812,711
Consumer Staples	51,403,515	-	-	51,403,515
Energy	9,430,768	-	-	9,430,768
Financials	52,001,543	-	-	52,001,543
Health Care	59,606,888	-	-	59,606,888
Industrials	10,181,862	-	-	10,181,862
Information Technology	15,408,938	-	-	15,408,938
Materials	10,728,516	-	-	10,728,516
Telecommunications	887,957	-	-	887,957
Transportation	489,426	-	-	489,426
Corporate Non-Convertible Bonds	-	1,033,525	-	1,033,525
U.S. Treasury Securities	-	2,998,320	-	2,998,320
Total Investments At Value	$233,290,134	$4,031,845	$-	$237,321,979

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value

Common Stock - 99.9%
Consumer Discretionary - 7.9%
3,800	Amazon.com, Inc. (a)	$3,653,130
57,000	CarMax, Inc. (a)	4,321,170
105,000	LKQ Corp. (a)	3,778,950
		11,753,250
Financials - 16.0%
55,000	Discover Financial Services	3,546,400
2,800	Markel Corp. (a)	2,990,344
44,000	Moody's Corp.	6,125,240
39,000	S&P Global, Inc. (a)	6,096,090
82,000	SEI Investments Co.	5,006,920
		23,764,994
Health Care - 14.1%
20,000	Bio-Techne Corp.	2,417,800
42,000	Celgene Corp. (a)	6,124,440
17,100	Illumina, Inc. (a)	3,406,320
5,700	Intuitive Surgical, Inc. (a)	5,961,516
34,000	STERIS PLC	3,005,600
		20,915,676
Industrials - 19.4%
53,000	Envestnet, Inc. (a)	2,703,000
15,000	Exponent, Inc.	1,108,500
52,000	Fastenal Co.	2,370,160
38,000	Healthcare Services Group, Inc.	2,050,860
24,000	Roper Technologies, Inc.	5,841,600
10,500	TransDigm Group, Inc. (a)	2,684,325
49,200	Verisk Analytics, Inc. (a)	4,092,948
53,777	WageWorks, Inc. (a)	3,264,264
34,500	Waste Connections, Inc.	2,413,620
14,000	Watsco, Inc.	2,254,980
		28,784,257
Information Technology - 33.7%
6,000	Alphabet, Inc., Class C (a)	5,754,660
43,000	ANSYS, Inc. (a)	5,277,390
27,000	Blackbaud, Inc.	2,370,600
85,017	Blackline, Inc. (a)	2,900,780
10,000	CoStar Group, Inc. (a)	2,682,500
33,400	Mastercard, Inc., Class A	4,716,080
108,500	PROS Holdings, Inc. (a)	2,618,105
58,000	Red Hat, Inc. (a)	6,429,880
68,000	Trimble, Inc. (a)	2,669,000
29,000	Tyler Technologies, Inc. (a)	5,055,280
90,000	Visa, Inc., Class A	9,471,600
		49,945,875
Materials - 4.5%
52,000	Ecolab, Inc.	6,687,720

Real Estate - 4.3%
38,000	American Tower Corp. REIT	5,193,840
32,000	CBRE Group, Inc., Class A (a)	1,212,160
		6,406,000

Total Common Stock (Cost $76,070,026)	148,257,772

Total Investments - 99.9% (Cost $76,070,026)	$148,257,772
Other Assets & Liabilities, Net – 0.1%	135,366
Net Assets – 100.0%	$148,393,138

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$148,257,772
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$148,257,772

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value

Common Stock - 95.7%
Consumer Discretionary - 7.9%
21,034	CarMax, Inc. (a)	$1,594,587
14,687	IMAX Corp. (a)	332,661
31,146	LKQ Corp. (a)	1,120,945
		3,048,193
Financials - 11.1%
1,033	Markel Corp. (a)	1,103,223
11,288	Moody's Corp.	1,571,403
26,272	SEI Investments Co.	1,604,168
		4,278,794
Health Care - 13.0%
30,433	AAC Holdings, Inc. (a)	302,200
6,513	Bio-Techne Corp.	787,357
2,742	DexCom, Inc. (a)	134,152
7,132	Illumina, Inc. (a)	1,420,694
1,182	Intuitive Surgical, Inc. (a)	1,236,230
12,723	STERIS PLC	1,124,713
		5,005,346
Industrials - 28.8%
16,536	Envestnet, Inc. (a)	843,336
7,755	Exponent, Inc.	573,094
17,112	Fastenal Co.	779,965
6,726	Genesee & Wyoming, Inc., Class A (a)	497,791
16,022	Healthcare Services Group, Inc.	864,707
6,677	Roper Technologies, Inc.	1,625,182
2,827	TransDigm Group, Inc. (a)	722,723
21,548	Verisk Analytics, Inc. (a)	1,792,578
19,278	WageWorks, Inc. (a)	1,170,175
20,390	Waste Connections, Inc.	1,426,484
4,824	Watsco, Inc.	777,002
		11,073,037
Information Technology - 24.2%
11,806	ANSYS, Inc. (a)	1,448,950
7,454	Blackbaud, Inc.	654,461
24,461	Blackline, Inc. (a)	834,609
4,190	CoStar Group, Inc. (a)	1,123,967
41,789	PROS Holdings, Inc. (a)	1,008,369
15,589	Red Hat, Inc. (a)	1,728,197
31,187	Trimble, Inc. (a)	1,224,090
7,360	Tyler Technologies, Inc. (a)	1,282,995
		9,305,638
Materials - 4.8%
14,414	Ecolab, Inc.	1,853,785

Real Estate - 2.3%
22,962	CBRE Group, Inc., Class A (a)	869,801

Telecommunication Services - 3.6%
9,584	SBA Communications Corp. REIT (a)	1,380,575

Total Common Stock (Cost $25,487,499)	36,815,169

Total Investments - 95.7% (Cost $25,487,499)	$36,815,169
Other Assets & Liabilities, Net – 4.3%	1,652,888
Net Assets – 100.0%	$38,468,057

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$36,815,169
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$36,815,169

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2017

Shares	Security Description	Value

Common Stock - 98.7%
Consumer Discretionary - 14.6%
1,565	Bright Horizons Family Solutions, Inc. (a)	$134,919
4,195	Carriage Services, Inc.	107,392
1,035	Carter's, Inc.	102,206
1,847	Chuy's Holdings, Inc. (a)	38,879
3,207	Duluth Holdings, Inc., Class B (a)	65,070
3,854	IMAX Corp. (a)	87,293
1,030	LCI Industries	119,326
4,661	Liberty TripAdvisor Holdings, Inc., Class A (a)	57,563
2,059	Lithia Motors, Inc., Class A	247,718
3,229	Monro, Inc.	180,986
910	Wayfair, Inc., Class A (a)	61,334
		1,202,686
Consumer Staples - 2.5%
1,749	Calavo Growers, Inc.	128,027
723	WD-40 Co.	80,904
		208,931

Financials - 5.5%
4,040	Glacier Bancorp, Inc.	152,550
1,811	PRA Group, Inc. (a)	51,885
1,267	ProAssurance Corp.	69,242
3,616	WSFS Financial Corp.	176,280
		449,957
Health Care - 13.9%
15,772	AAC Holdings, Inc. (a)	156,616
175	Atrion Corp.	117,600
1,825	Bio-Techne Corp.	220,624
2,140	DexCom, Inc. (a)	104,700
4,452	HealthStream, Inc. (a)	104,043
1,498	Mesa Laboratories, Inc.	223,681
1,608	STERIS PLC	142,147
2,284	Teladoc, Inc. (a)	75,715
		1,145,126
Industrials - 28.7%
4,200	Beacon Roofing Supply, Inc. (a)	215,250
3,158	Colfax Corp. (a)	131,499
4,289	Douglas Dynamics, Inc.	168,987
5,561	Envestnet, Inc. (a)	283,611
2,203	Exponent, Inc.	162,802
2,388	Genesee & Wyoming, Inc., Class A (a)	176,736
2,918	Healthcare Services Group, Inc.	157,484
3,748	HEICO Corp., Class A	285,597
861	MSC Industrial Direct Co., Inc.	65,066
5,312	Rexnord Corp. (a)	134,978
1,608	SiteOne Landscape Supply, Inc. (a)	93,425
1,866	The Middleby Corp. (a)	239,165
4,120	WageWorks, Inc. (a)	250,084
		2,364,684

Information Technology - 31.8%
2,421	Blackbaud, Inc.	212,564
6,289	Blackline, Inc. (a)	214,581
915	BroadSoft, Inc. (a)	46,024
12,988	Computer Modelling Group, Ltd.	95,348
4,900	CoreLogic, Inc. (a)	226,478
704	CoStar Group, Inc. (a)	188,848
2,649	Ellie Mae, Inc. (a)	217,562
5,431	EVERTEC, Inc.	86,081
3,148	Guidewire Software, Inc. (a)	245,103
1,307	John Bean Technologies Corp.	132,138
479	Littelfuse, Inc.	93,827
8,676	PROS Holdings, Inc. (a)	209,352
793	Shutterfly, Inc. (a)	38,445
1,104	SPS Commerce, Inc. (a)	62,608
3,227	The Descartes Systems Group, Inc. (a)	88,258
524	The Ultimate Software Group, Inc. (a)	99,350
2,060	Tyler Technologies, Inc. (a)	359,099
		2,615,666
Telecommunication Services - 1.7%
2,877	Cogent Communications Holdings, Inc.	140,685

Total Common Stock (Cost $6,110,383)	8,127,735

Total Investments - 98.7% (Cost $6,110,383)	$8,127,735
Other Assets & Liabilities, Net – 1.3%	110,013
Net Assets – 100.0%	$8,237,748

PLC	Public Limited Company
(a)	Non-income producing security.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$8,127,735
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$8,127,735

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	October 27, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 27, 2017